Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Computation of basic and diluted net income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income/(loss) per Class A and Class B ordinary share — basic:
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	417,976	(205,701)	(109,652)
Net loss from discontinued operations attributable to Phoenix New Media Limited	(37,607)	—	—
Net income/(loss) attributable to Phoenix New Media Limited	380,369	(205,701)	(109,652)
Denominator:
Denominator used in computing net income/(loss) per share — basic	582,324,325	582,324,325	582,324,325
Net income/(loss) from continuing operations per Class A and Class B ordinary share — basic	0.72	(0.35)	(0.19)
Net loss from discontinued operations per Class A and Class B ordinary share — basic	(0.07)	—	—
Net income/(loss) per Class A and Class B ordinary share — basic	0.65	(0.35)	(0.19)
Net income/(loss) per Class A and Class B ordinary share — diluted:
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	417,976	(205,701)	(109,652)
Net loss from discontinued operations attributable to Phoenix New Media Limited	(37,607)	—	—
Net income/(loss) attributable to Phoenix New Media Limited	380,369	(205,701)	(109,652)
Denominator:
Denominator used in computing net income/(loss) per share — basic	582,324,325	582,324,325	582,324,325
Share-based awards	—	—	—
Denominator used in computing net income/(loss) per share — diluted	582,324,325	582,324,325	582,324,325
Net income/(loss) from continuing operations per Class A and Class B ordinary share — diluted	0.72	(0.35)	(0.19)
Net loss from discontinued operations per Class A and Class B ordinary share — diluted	(0.07)	—	—
Net income/(loss) per Class A and Class B ordinary share — diluted	0.65	(0.35)	(0.19)